Consolidated statements of comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
NET INCOME FOR THE YEAR	R$ 910,408	R$ 478,794	R$ 127,779
Currency translation adjustment	208	55
Total comprehensive income for the year	910,616	478,849	127,779
Attributable to
Owners of the Company	909,475	478,836	127,186
Non-controlling interests	1,141	13	593
Total comprehensive income for the year	R$ 910,616	R$ 478,849	R$ 127,779